CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)		$ 0	$ 0
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,762,000	2,761,535	2,426,930
Preferred stock, shares outstanding	2,762,000	2,761,535	2,426,930
Redemption amount	$ 69,038	$ 69,038	$ 60,673
Common stock and additional paid-in capital, par value (in dollars per share)		$ 0	$ 0
Common stock and additional paid-in capital, par value (in dollars per share)	$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000,000	55,000,000	55,000,000
Common stock and additional paid-in capital, shares issued	19,806,000	19,927,000	19,861,000
Common stock and additional paid-in capital, shares outstanding	19,806,000	19,927,000	19,861,000
Accounts receivable, allowance (in dollars)	$ 6,678	$ 7,529	$ 12,487